Nature of Expenses	12 Months Ended
Mar. 31, 2020
Nature Of Expenses
Nature of Expenses
6	NATURE OF EXPENSES

(Loss)/Profit for the year is arrived at after the following are charged to the consolidate statements of income:

	Year ended March 31
	2020	2019	2018
	(in thousands)
Publicity and advertisement costs	$11,452	$19,779	$12,684
Film distribution costs	1,320	5,462	6,739
Amortization expenses [Refer note 15]	64,451	130,155	115,285
Personnel costs [Refer note 7]	36,697	37,015	35,661
Rent expenses	391	1,916	1,359
Legal and professional expenses	4,615	6,980	8,204
Provision for trade and other receivables	—	—	1,968
Bad debt	—	—	2,772
Credit impairment loss, net [Refer note 19]	97,551	25,741	4,308
Depreciation and amortization of other intangibles	3,462	2,263	2,991
Impairment charge on goodwill	—	—	1,205
Impairment loss on content advances	—	—	353
Impairment loss on advances to content vendors	—	7,284	—
Others	6,105	5,935	9,208
	$226,044	$242,530	$202,737
Cost of services	$81,725	$155,396	$134,708
Administrative costs	$144,319	$87,134	$68,029